UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.5%

Security	Principal Amount (000’s omitted)	Value
Education — 18.4%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,852,725
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,639,812
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33(2)	3,985	4,454,034
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	17,165,400
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,589,080
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,941,131
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,200,260
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,007,950
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,865,400
University of California, 5.25%, 5/15/39	3,730	4,196,698
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	820,836
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,698,200
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	16,382,189
University of Michigan, 5.00%, 4/1/40	25	29,748
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,848,500
University of Nebraska, 5.00%, 7/1/40	20	23,484
University of Nebraska, 5.00%, 7/1/40(1)	11,800	13,855,560

		$176,571,007

Electric Utilities — 4.2%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,679,043
JEA St. Johns River Power Park System, FL, 4.00%, 10/1/32(1)	10,000	10,198,000
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	11,103,300
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	6,545	7,289,756
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	3,425	3,809,593
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,357,070

		$40,436,762

Escrowed/Prerefunded — 0.7%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$565	$640,405
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	527,778
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,530,500

		$6,698,683

General Obligations — 15.6%
California, 5.00%, 10/1/33	$15	$17,775
California, 5.00%, 10/1/33(1)	18,800	22,277,812
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	9,066,221
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,780,030
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,306,120
Massachusetts, 5.00%, 7/1/35(1)	10,000	11,962,200
Mississippi, 5.00%, 10/1/30(1)	10,000	11,655,500
Mississippi, 5.00%, 10/1/36(1)	12,075	14,022,697
New York, NY, 5.00%, 10/1/32	10,000	11,707,500

Security	Principal Amount (000’s omitted)	Value
Oregon, 5.00%, 8/1/35(1)	$6,750	$7,881,638
Oregon, 5.00%, 8/1/36	2,000	2,335,300
Pierce County, WA, Tacoma School District No. 10, 5.00%, 12/1/39(1)	10,000	11,779,500
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,679,375
Washington, 4.00%, 7/1/28(1)	10,000	11,046,400
Washington, 5.00%, 2/1/35(1)	18,250	21,322,935

		$149,841,003

Hospital — 8.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,166,250
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	2,046,492
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	12,828,122
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,270,689
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,490,039
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	5,040	1,691,273
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,867,200
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,544,246
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	5,028,981
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,611,334
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	5,655	6,337,558
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,638,139
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,742,575

		$82,262,898

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,416,498

		$4,416,498

Insured-Education — 2.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,768,739

		$20,768,739

Insured-Electric Utilities — 3.2%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,651,443
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,004,631
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,000,842
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	7,215	8,035,995

		$30,692,911

Insured-Escrowed/Prerefunded — 5.2%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,724,050
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,550,734
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,212,938
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,555,472
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	11,836,678
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	7,865	8,287,114

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,875	$2,120,119
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	708,412
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,212,072
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,794,406

		$50,001,995

Insured-General Obligations — 8.2%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$38,329
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,893,496
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,879,950
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,118,828
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	9,286,604
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	16,605	13,982,904
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,008,645
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,697,009
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,295,007

		$79,200,772

Insured-Hospital — 11.8%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,781,465
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,715,990
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,126,175
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	16,076,544
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,649,550
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,956,118
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,769,755
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,650,389
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,749,129
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,548,331
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,848,476

		$113,871,922

Insured-Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$10,049,130

		$10,049,130

Insured-Lease Revenue/Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,137,020
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,066,880
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	14,022,710

		$41,226,610

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$7,548,345
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,897,365

		$15,445,710

Security	Principal Amount (000’s omitted)	Value
Insured-Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,120,732
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,769,512

		$4,890,244

Insured-Special Tax Revenue — 5.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,978,834
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	13,471,063
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	16,824,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	4,343,776

		$50,618,573

Insured-Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,540	$6,060,040

		$6,060,040

Insured-Transportation — 12.8%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,871,099
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,906,050
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,152,000
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,091,528
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,808,342
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,182,333
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,329,204
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	9,035,137
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	8,999,664
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	8,504,500
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,281,104
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,144,942
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	2,009,678
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,758,265
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,119,819
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,286,765
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,048,274
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,206,485
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	585,610
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	18,448,544
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,473,036

		$123,242,379

Insured-Water and Sewer — 8.3%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$2,060	$2,198,988
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,385,099
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	12,407,300
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	10	10,033
Detroit, MI, Water Supply System, (NPFG), Prerefunded to 1/14/16, 5.00%, 7/1/34	2,495	2,499,316
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,251,485
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,351,691
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,441,600
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,145,477
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,971,215
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,536,218
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,065,108
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,499,146

Security	Principal Amount (000’s omitted)	Value
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	$9,500	$10,541,485
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,697,681

		$80,001,842

Lease Revenue/Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,297,473
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	12,201
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	19,521,120
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,631,200

		$33,461,994

Other Revenue — 2.6%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$12,471,935
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,749,096
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,874,947

		$25,095,978

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,317,363

		$1,317,363

Special Tax Revenue — 13.5%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30	$20	$24,435
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	12,575	15,363,632
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	23,248,400
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,925,082
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,966,900
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,753,400
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,808,070
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,914,267
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,738,600

		$129,742,786

Transportation — 14.0%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,789,175
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,839,465
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	9,194,435
Illinois Toll Highway Authority, 5.00%, 12/1/31(3)	3,375	4,003,762
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,576,400
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	12,067,900
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,821,145
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,226,260
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,486,661
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,451,595
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,736,357
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,293,728
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,124,000
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,264,917
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,898,521
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	5,000	5,892,350
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,980,269
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,658,850
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,442,150

		$134,747,940

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 14.9%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,773,800
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,129,168
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	29,197,250
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,360,950
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,182,885
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,176,611
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,179,524
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	11,103,690
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,441,200
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,633,977
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	7,158,256
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,496,150
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,470,216
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	11,785,100
Portland, OR, Water System, 5.00%, 5/1/36	5,385	6,061,679
Texas Water Development Board, 5.00%, 10/15/40	10	11,816
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	18,314,025

		$143,476,297

Total Tax-Exempt Investments — 161.5% (identified cost $1,417,371,298)		$1,554,140,076

Other Assets, Less Liabilities — (61.5)%		$(591,917,555)

Net Assets — 100.0%		$962,222,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2015, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.3%
Others, representing less than 10% individually	87.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 40.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 13.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Mar-16	$(35,168,960)	$(35,208,750)	$(39,790)

						$(39,790)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $39,790.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$803,854,857

Gross unrealized appreciation	$143,834,126
Gross unrealized depreciation	(2,338,907)

Net unrealized appreciation	$141,495,219

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,554,140,076	$—	$1,554,140,076
Total Investments	$—	$1,554,140,076	$—	$1,554,140,076

Liability Description
Futures Contracts	$(39,790)	$—	$—	$(39,790)
Total	$(39,790)	$—	$—	$(39,790)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016